Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Six months ended June 30, 2024
	Computer software	Intellectual property rights (Note)	Total
January 1
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

At January 1	$419,512	$5,450,000	$5,869,512
Additions - acquired separately	-	37,508	37,508
Amortization expenses	(118,763)	(323,479)	(442,242)
Net exchange differences	(26,485)	16,854	(9,631)
At June 30	$274,264	$5,180,883	$5,455,147

At June 30
Cost	$509,348	$9,069,035	$9,578,383
Accumulated amortization	(235,083)	(3,888,152)	(4,123,235)
	$274,264	$5,180,883	$5,455,147
Note:	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

Schedule of Amortization on Intangible Assets	Details of amortization on intangible assets are as follows:
	Six months ended June 30, 2024	Six months ended June 30, 2023
Selling and marketing expenses	$-	$3,828
General and administrative expenses	131,452	12,660
Research and development expenses	310,790	390,085
	$442,242	$406,573